[GRAPHIC APPEARS HERE]

Smith Barney
Adjustable Rate
Government
Income Fund


------------------
SEMI-ANNUAL REPORT
------------------

November 30, 1999


[LOGO OF SMITH BARNEY'S]

NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney
Adjustable Rate
Government
Income Fund

[PHOTO]
HEATH B. MCLENDON

Chairman

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the period ended November 30, 1999. We hope you find this report useful and informative. The prevailing economic and market conditions and a summary of our investment strategy appear in this report. In addition, a detailed summary of the Fund's historical performance as well as its current holdings and portfolio management strategy can be found in the appropriate sections that follow.

Performance Update
The Fund's investment objective is to seek high current income and to limit the degree of fluctuation of its net asset value ("NAV") resulting from movements in interest rates. The Fund seeks to achieve these objectives by investing primarily in adjustable rate mortgage-backed securities ("ARMs"), U.S. government securities and asset-backed securities. The Fund calculates an NAV daily and reports the Class A share's NAV listing in national newspapers under the heading Smith Barney Funds A as "AdjGvA".

As of November 30, 1999, the Fund's Class A shares had an NAV of $9.65. For the six-month period, the Fund's Class A shares posted a total return of 1.66% without sales charges, underperforming the Merrill Lynch 1-3 Year U.S. Treasury Index's return of 2.04%. (The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.) The Fund's performance was also slightly lower than the Lipper, Inc. U.S. Government 1-Year Treasury Bill Index, which posted a return of 1.95% over the same period. (Lipper, Inc. is a major fund-tracking organization.)

Bond Market Update
The U.S. economy continued to grow during the reporting period as U.S. exports and manufacturing industries began to rebound. Additionally, consumer strength remains an important contributor to U.S. economic growth as low unemployment and rising personal income fuel domestic demand. Despite inflationary concerns as


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            1

measured by the Consumer Price Index ("CPI")1 and the Producer Price Index ("PPI")2 remaining relatively benign, the Federal Reserve Board ("Fed") adopted a tightening bias and raised short-term interest rates in June, August and November. Following the latest interest-rate hike, the Fed indicated that it believed that growth "continues in excess of the economy's growth potential." Nevertheless, the Fed adopted a neutral bias regarding inflation.

U.S. Treasury yields rose over the period, with the yield of the two-year Treasury increasing by 60 basis points from 5.41% to 6.01%. (A basis point is a measure of fluctuation of an investment equal to 1/100 of one percent or 0.01%.) In the opinion of Blackrock Financial Management Inc. ("Blackrock"), the Fund's sub-investment adviser, bond prices, which move inversely to their yields, declined due to investor response to strong economic data and the overall market's uncertainty regarding Fed policy. Recently, a weaker U.S. dollar, higher commodity prices and strong gains in the U.S. and European stock markets have also depressed overall demand for bonds.

Mortgage-backed securities outperformed the broader domestic investment-grade fixed income markets during the period, as the Lehman Brothers Mortgage Bond Index3 posted a 1.21% total return versus 0.72% for the Lehman Brothers Aggregate Bond Index.4 Higher interest rates throughout the period helped to alleviate prepayment fears and pushed mortgage rates above 8% for the first time since 1997. Additionally, new mortgage issuance declined in response to lower refinancing activity across all coupons, providing, in the investment team's view, favorable technical conditions for mortgage-backed securities.

Investment Strategy

The investment objectives of the Fund are to seek to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

Duration is a rough measure of the price sensitivity of a fixed income security relative to a given change in interest rates. The Fund uses a "targeted duration" approach which strives for a dollar weighted average life (or period until next interest rate reset date) between one and three years, resulting in a fund whose NAV performance should be similar to that of a one- or two-year U.S. Treasury security. Changes in the prices and yields of these Treasury securities affect the value of the Fund's securities. In addition to interest rates, prepayment rates of the mortgage securities held in the portfolio usually affect the Fund's NAV.

------------
1 The CPI measures prices of a fixed basket of goods bought by a typical consumer, including food, transportation, utilities, clothing, entertainment and medical care.
2 The PPI measures the change in wholesale prices as released monthly by the
  U.S. Bureau of Labor Statistics.
3 The Lehman Brothers Mortgage Bond Index is a broad measure of the performance of mortgage-backed bonds in the U.S. market.
4 The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

The Fund's assets are actively managed based on the Fund's subadviser, relative value analysis of individual securities and sectors. In searching for relative value opportunities, the BlackRock team targets securities and market sectors within the short duration market that have underperformed and may have strong potential for price appreciation. (Of course, past performance is not indicative of future results.)

After generally maintaining the Fund's allocation to the ARMs sector steady for nearly two years, the Fund became a net buyer of ARMs during the third quarter of 1999 as that sector decreased in price due to higher new issuance. Higher interest rates and a steeper yield curve have spurred the new issuance of ARMs, with ARMs now accounting for nearly one third of all mortgage issuance versus only 10% a year ago. (The yield curve measures the difference between short- and long-term rates.) In particular, the BlackRock team found excellent relative value in hybrid ARMs, which begin as fixed-rate mortgages and then convert into adjustable-rate securities. The team continues to find floating-rate, asset-backed securities and Small Business Administration Loans attractive due to their compelling yields and potentially strong credit quality, and the Fund added to its holdings in these areas.

Market Outlook
BlackRock expects that a neutral to negative stance on the bond market may be warranted as economic pressures build. The combination of higher stock and commodity prices, confident consumers, continued tightening of labor markets and a global recovery that should boost U.S. exports and reduce the trade deficit may lead to higher interest rates.

Despite the strength in the U.S. economy, increased productivity gains have so far succeeded in offsetting inflationary pressures. For example, the PPI for November 1999 rose marginally by 0.2%, illustrating that fierce competition is keeping a lid on costs as the global economy continues to expand. However, BlackRock believes that continued economic growth will invariably lead to inflationary pressures and a possible rise in interest rates by the Fed in early 2000.

In closing, thank you for investing in the Smith Barney Adjustable Rate Government Income Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

December 15,1999


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                   Net Asset Value
                --------------------
                Beginning    End       Income    Capital Gain    Return      Total
Period Ended    of Period  of Period  Dividends  Distributions  of Capital  Returns(1)
======================================================================================
11/30/99         $ 9.75     $9.65      $0.26       $0.00           $0.00       1.66%+
--------------------------------------------------------------------------------------
5/31/99            9.86      9.75       0.49        0.00            0.03       4.25
--------------------------------------------------------------------------------------
5/31/98            9.84      9.86       0.50        0.00            0.01       5.57
--------------------------------------------------------------------------------------
5/31/97            9.84      9.84       0.46        0.00            0.05       5.31
--------------------------------------------------------------------------------------
5/31/96            9.88      9.84       0.56        0.00            0.00       5.48
--------------------------------------------------------------------------------------
5/31/95            9.78      9.88       0.49        0.01            0.00       6.39
--------------------------------------------------------------------------------------
5/31/94            9.96      9.78       0.38        0.00            0.00       2.05
--------------------------------------------------------------------------------------
Inception* -
5/31/93           10.00      9.96       0.43        0.00            0.00       3.89+
======================================================================================
Total                                  $3.57       $0.01           $0.09
======================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                  Net Asset Value
                --------------------
                Beginning    End       Income    Capital Gain    Return      Total
Period Ended    of Period  of Period  Dividends  Distributions  of Capital  Returns(1)
======================================================================================
11/30/99          $ 9.74     $9.64      $0.26        $0.00       $0.00       1.66%+
--------------------------------------------------------------------------------------
5/31/99             9.84      9.74       0.48         0.00        0.03       4.30
--------------------------------------------------------------------------------------
5/31/98             9.82      9.84       0.50         0.00        0.01       5.56
--------------------------------------------------------------------------------------
5/31/97             9.84      9.82       0.46         0.00        0.05       5.10
--------------------------------------------------------------------------------------
5/31/96             9.88      9.84       0.56         0.00        0.00       5.48
--------------------------------------------------------------------------------------
5/31/95             9.78      9.88       0.49         0.01        0.00       6.39
--------------------------------------------------------------------------------------
5/31/94             9.96      9.78       0.38         0.00        0.00       2.05
--------------------------------------------------------------------------------------
Inception* -
 5/31/93            9.96      9.96       0.25         0.00        0.00       2.56+
======================================================================================
Total                                   $3.38        $0.01       $0.09
======================================================================================


--------------------------------------------------------------------------------
Historical Performance -- Class I Shares
--------------------------------------------------------------------------------

                  Net Asset Value
               --------------------
               Beginning   End       Income     Capital Gain   Return      Total
Period Ended   of Period  of Period  Dividends  Distributions  of Capital  Returns(1)
======================================================================================
11/30/99        $ 9.78      $9.69      $0.28        $0.00         $0.00       2.00%+
--------------------------------------------------------------------------------------
5/31/99           9.87       9.78       0.54         0.00          0.03       4.99
--------------------------------------------------------------------------------------
5/31/98           9.85       9.87       0.56         0.00          0.01       6.12
--------------------------------------------------------------------------------------
Inception* -
 5/31/97          9.79       9.85       0.06         0.00          0.00       1.20+
======================================================================================
Total                                  $1.44          $0.00         $0.04
======================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                   Without Sales Charges(1)
                                              ----------------------------------
                                              Class A       Class B      Class I
================================================================================
Six Months Ended 11/30/99+                      1.66%        1.66%         2.00%
--------------------------------------------------------------------------------
Year Ended 11/30/99                             4.07         4.15          4.79
--------------------------------------------------------------------------------
Five Years Ended 11/30/99                       5.37         5.33           N/A
--------------------------------------------------------------------------------
Inception* through 11/30/99                     4.64         4.68          5.46
================================================================================


                                                     With Sales Charges(2)
                                              ----------------------------------
                                              Class A       Class B      Class I
================================================================================
Six Months Ended 11/30/99+                      1.66%       (3.29)%        2.00%
--------------------------------------------------------------------------------
Year Ended 11/30/99                             4.07        (0.79)         4.79
--------------------------------------------------------------------------------
Five Years Ended 11/30/99                       5.37         5.17           N/A
--------------------------------------------------------------------------------
Inception* through 11/30/99                     4.64         4.68          5.46
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                               Without Sales Charges(1)
================================================================================
Class A (Inception* through 11/30/99)                    40.20%
--------------------------------------------------------------------------------
Class B (Inception* through 11/30/99)                    38.16
--------------------------------------------------------------------------------
Class I (Inception* through 11/30/99)                    15.01
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of any applicable contingent deferred sales charges ("CDSC") with respect to Class B shares. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
* Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

              Growth of $10,000 Invested in Class A Shares of the
            Smith Barney Adjustable Rate Government Income Fund vs.
               Lipper U.S. Government 1-Year Treasury Bill Index+

--------------------------------------------------------------------------------

                           June 1992 -- November 1999


================================================================================
Label                 Smith Barney\Adjustable Rate    U.S. 1-Year Treasury Bill
================================================================================
    1   6/22/92                   10,000                           10,000
--------------------------------------------------------------------------------
    2      5/93                   10,389                           10,306
--------------------------------------------------------------------------------
    3      5/94                   10,602                           10,691
--------------------------------------------------------------------------------
    4      5/95                   11,280                           11,329
--------------------------------------------------------------------------------
    5      5/96                   11,898                           11,927
--------------------------------------------------------------------------------
    6      5/97                   12,530                           12,587
--------------------------------------------------------------------------------
    7      5/98                   13,228                           13,561
--------------------------------------------------------------------------------
    8   5/31/99                   13,972                           14,139
--------------------------------------------------------------------------------
    9  11/30/99                   14,020                           14,415
--------------------------------------------------------------------------------

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1999, compared to the Lipper, Inc. ("Lipper") U.S. Government 1-Year Treasury Bill Index. The index is comprised of U.S. Treasury Bills with a maturity of one year. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.




--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                              Novemeber 30, 1999
--------------------------------------------------------------------------------

Portfolio Breakdown*

[PIE CHART]

Asset-Backed Securities                                 22.7%
Fixed Rate Collateralized Mortgage Obligations           8.9%
U.S. Treasury Obligations                                3.9%
Fixed Rate Mortgage Pass-Through Securities              3.6%
Short-Term Investments and Options Purchased             5.0%
Adjustable Rate Mortgage-Backed Securities              55.9%

Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.

-----------
*  As a percentage of total investments.




--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           November 30, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT                         SECURITY                         VALUE
================================================================================
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 55.9%
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.0%
Federal Home Loan Mortgage Corporation (FHLMC) -- 17.7%
$ 4,129,501  FHLMC Multi ARM, 5.945% due 7/1/01 (a)            $ 4,083,044
  2,021,570  FHLMC Six Month LIBOR, 7.504% due 10/1/26           2,062,001
  1,049,537  FHLMC Six Month LIBOR, 7.376% due 7/1/27            1,067,904
    584,524  FHLMC One Year CMT ARM, 6.709% due 3/1/27             584,524
  6,871,992  FHLMC Thirty Year CMT ARM, 6.958% due
              12/1/26 (a)                                        6,897,762
  5,990,676  FHLMC Thirty Year CMT ARM, 6.963% due
              7/1/27 (a)                                         6,019,671
  5,015,454  FHLMC Thirty Year CMT ARM, 6.759% due
              1/1/28 (a)                                         5,010,740
  6,524,133  FHLMC Strip, 5.653% due 6/1/28                      6,483,357
--------------------------------------------------------------------------------
             Total Federal Home Loan Mortgage Corporation
             (Cost -- $32,308,202)                              32,209,003
================================================================================
Federal National Mortgage Association (FNMA) -- 22.8%
  2,445,683  FNMA 11th COFI, 5.750% due 10/1/19 (a)              2,387,598
  4,500,656  FNMA 11th COFI, 6.062% due 1/1/29                   4,423,290
    746,691  FNMA Six Month CD ARM, 7.476% due 6/1/24              757,891
  1,399,272  FNMA One Year CMT ARM, 6.616% due 4/1/20            1,427,747
  1,808,647  FNMA One Year CMT ARM, 6.869% due 4/1/20            1,835,777
  2,061,002  FNMA One Year CMT ARM, 6.306% due 8/1/23            2,090,557
  5,972,613  FNMA One Year CMT ARM, 7.239% due 7/1/24 (a)        6,065,965
  1,513,400  FNMA One Year CMT ARM, 7.016% due 5/2/25            1,516,711
  2,258,967  FNMA One Year CMT ARM, 7.102% due 6/1/25 (a)        2,287,205
  4,637,563  FNMA One Year CMT ARM, 6.717% due 8/1/27 (a)        4,716,077
  2,179,009  FNMA One Year CMT ARM, 7.035% due 8/1/27 (a)        2,228,036
  1,383,802  FNMA One Year CMT ARM, 6.605% due 2/1/28            1,393,322
  1,594,877  FNMA One Year CMT ARM, 5.808% due 3/1/29            1,549,524
  5,600,194  FNMA One Year CMT ARM, 5.830% due 4/1/29 (a)        5,398,531
  1,410,305  FNMA Three Year CMT ARM, 7.632% due 9/1/21          1,443,757
  2,061,713  FNMA Thirty Year Assorted ARM, 6.086% due 5/1/29    2,009,057
--------------------------------------------------------------------------------
             Total Federal National Mortgage Association
             (Cost -- $41,746,158)                              41,531,045
================================================================================
Government National Mortgage Association (GNMA) -- 8.5%
    336,201  GNMA II One Year CMT ARM, 6.375% due 3/20/17 (a)      338,675
  2,276,827  GNMA II One Year CMT ARM, 6.375% due 6/20/17 (a)    2,293,221
  3,993,367  GNMA II One Year CMT ARM, 6.375% due 3/20/21 (a)    4,033,270
  1,289,799  GNMA II One Year CMT ARM, 6.125% due 10/20/22 (a)   1,304,568
  3,915,702  GNMA II One Year CMT ARM, 6.125% due 11/20/22 (a)   3,960,537
  1,183,244  GNMA II One Year CMT ARM, 6.125% due 12/20/22 (a)   1,196,816


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               Novemeber 30, 1999
--------------------------------------------------------------------------------

  FACE
 AMOUNT                          SECURITY                               VALUE
================================================================================

Government National Mortgage Association (GNMA) -- 8.5% (continued)
$  980,771      GNMA II One Year CMT ARM, 6.375% due 1/20/23 (a)    $    989,068
 1,415,789      GNMA II One Year CMT ARM, 6.375% due 6/20/23 (a)       1,425,289
--------------------------------------------------------------------------------
                Total Government National Mortgage
                Association (Cost -- $15,615,354)                     15,541,444
================================================================================
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost -- $89,669,714)                                 89,281,492
================================================================================

NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 6.9%
 1,030,986      Bayview Financial Acquisition Trust, Series
                  1998-B, Class A, 6.540% due 6/25/36 (b)(c)           1,036,791
   653,243      Franchise Loan Trust, Series 1998-I, Class
                  A1, 6.240% due 7/15/04 (b)                             636,435
 1,719,396      Independent National Mortgage Co., Series
                  1995-E, Class A1, 6.605% due 4/25/25                 1,646,321
 4,948,123      Merit Securities Corp., Series 11, Class
                  2A2, 5.709% due 11/28/22 (a)(c)                      4,937,237
 1,999,208      Sasco Floating Rate Commercial Mortgage,
                  Series 1999-C3, Class A, 5.809% due 11/20/01         1,999,208
 1,195,593      Sequoia Mortgage Trust, Class A1, Series 2,
                  6.690% due 10/25/24 (c)                              1,186,996
 1,217,756      Structured Asset Securities Corp., Series
                  1998-C2A, Class B, 5.910% due 1/25/01 (b)(c)         1,224,381
--------------------------------------------------------------------------------
                TOTAL NON-AGENCY ADJUSTABLE RATE
                MORTGAGE OBLIGATIONS
                (Cost -- $12,783,890)                                 12,667,369
================================================================================
                TOTAL ADJUSTABLE RATE
                MORTGAGE-BACKED SECURITIES
                (Cost -- $102,453,604)                               101,948,861
================================================================================
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.9%
================================================================================
Agency Fixed Rate CMOs -- 1.1%
 1,980,829      GNMA Series 1997-11, Class M, 8.000% due
                5/16/24 (a)
                (Cost -- $2,020,013)                                   2,005,629
================================================================================
Non-Agency Fixed Rate CMOs -- 2.1%
   385,247      DLJ Mortgage Acceptance Corp., Series
                  1995-CF2, Class A1A, 6.650% due 12/17/27               383,840
                Mortgage Capital Funding:
 1,348,590        Series 1998-MC2, Class A1, 6.325% due 10/18/07       1,302,333
   200,000        Series 1998-MC2, Class A2, 6.423% due 5/18/08          189,140
   529,735      Union Planters Mortgage Finance Corp., Series
                  1998-1, Class A1, 6.350% due 1/25/28 (a)               533,708



                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               Novemeber 30, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT                        SECURITY                               VALUE
================================================================================
Non-Agency Fixed Rate CMOs -- 2.1% (continued)

                Wilshire Funding Corp.:
$   565,094       Series 1997-WFC1, Class A1, 7.250% due
                  8/25/27                                          $     560,856
    808,478       Series 1998-WFC2, Class A3, 7.000% due
                  12/28/37                                               803,172
--------------------------------------------------------------------------------
                Total Non-Agency Fixed Rate CMOs
                (Cost -- $3,809,239)                                   3,773,049
================================================================================
Stripped Pass-Through Securities -- 2.9%
    480,035     FNMA Strips, Series D, Class 2, 11.000% due
                  4/1/09                                                 520,084
  1,525,808     FNMA Strips, Series F, Class 2, 11.500% due
                  5/1/09 (a)                                           1,654,541
  1,078,609     FNMA Strips, Series G, Class 2, 11.500% due
                  3/1/09 (a)                                           1,176,353
  1,837,018     FNMA Strips, Series I, Class 2, 11.500% due
                  4/1/09 (a)                                           1,974,794
--------------------------------------------------------------------------------
                Total Stripped Pass-Through Securities
                (Cost -- $5,358,225)                                   5,325,772
================================================================================
PAC IOs -- 1.6%
 21,736,043     First Union-Lehman Brothers, Series
                  1997-C1, Class IO, yield to maturity
                  15.312% due 4/18/27                                  1,262,212
  1,157,802     FNMA, Series 1993-101, Class A, yield to
                  maturity 7.117% due 6/25/08                             52,529
  9,204,807     JP Morgan Commercial Mortgage Finance
                  Corp., Series 1997-C5, Class X, yield
                  to maturity 8.490% due 9/15/29 (b)                     635,408
 25,235,907     LB Commercial Conduit Mortgage Trust,
                  Series 1998-C4, Class X, yield to maturity
                  9.600% due 9/15/23                                     905,969
--------------------------------------------------------------------------------
                Total PAC IOs
                (Cost -- $3,119,711)                                   2,856,118
================================================================================
PAC POs -- 1.2%
  1,100,000     FHLMC, Series 2061, Class PH, 6.000% due
                  5/15/16                                              1,078,627
  1,150,000     GNMA, Series 1994-1, Class PE, 7.500% due
                  7/16/22                                              1,161,500
--------------------------------------------------------------------------------
                Total PAC POs
                (Cost -- $2,274,672)                                   2,240,127
================================================================================
                TOTAL FIXED RATE COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost -- $16,581,860)                                 16,200,695
================================================================================

FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 3.6%
    324,640     FHLMC Fifteen Year, 9.000% due 11/1/05                   331,145
  2,895,028     FHLMC Gold, 5.500% due 4/1/09 (a)                      2,758,412
  1,441,569     FNMA Fifteen Year ARM, 8.000% due 8/1/09 (a)           1,458,911
  2,018,733     FNMA Ten Year, 6.000% due 1/1/04                       1,978,964
--------------------------------------------------------------------------------
                TOTAL FIXED RATE MORTGAGE
                PASS-THROUGH SECURITIES
                (Cost -- $6,566,599)                                   6,527,432
================================================================================

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders


--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(Continued)                 November 30, 1999
--------------------------------------------------------------------------------
   FACE
  AMOUNT                            SECURITY                            VALUE
================================================================================
ASSET-BACKED SECURITIES -- 22.7%
$ 1,560,000     Brazos Student Loan Finance Corp., Series
                  1995-B, Class A4, 5.680% due 12/1/25 (c)           $ 1,559,033
  1,418,969     Business Loan Center, Series 1998-1, Class A,
                  7.250% due 4/2/25 (b)                                1,426,063
  2,400,000     Discover Card Master Trust, Series 1996-4,
                  Class A, 5.775% due 10/16/13 (c)                     2,401,872
  1,825,000     First Security Auto Owner Trust, Series
                  1999-2, Class A3, 6.000% due 10/15/03                1,814,160
  1,600,000     First USA Credit Card Master Trust, Series
                  1994-6, Class A, 5.725% due 10/15/03 (c)             1,604,496
                Ford Credit Auto Owner Trust:
  2,000,000       Series 1999-A, Class A4, 5.310% due 11/15/01         1,981,880
  1,400,000       Series 1999-C, Class A4, 6.080% due 9/16/02          1,389,276
    695,023     Heller Financial, Series 1998-1, Class A,
                  5.870% due 7/15/24 (b)(c)                              687,239
                Honda Auto Lease Trust:
  1,276,444       Series 1998-A, Class A, 5.500% due 7/15/04           1,258,702
  2,675,000       Series 1999-A, Class A4, 6.450% due 9/16/02          2,668,741
  2,268,457     IFC SBA Loan Backed Adjustable Rate Certificate,
                  Series, 1997-1, Class A, 6.000% due 1/15/24 (b)(d)   2,245,772
  2,841,463     Missouri Higher Education Loan Authority,
                  Series 1997, Class P, 5.860% due 7/25/08 (e)         2,804,524
                The Money Store Business Loan Backed Certificates:
  1,476,550       Series 1997-1, Class A, 6.500% due 4/15/28 (d)       1,469,168
  1,108,003       Series 1997-2, Class A, 6.050% due 2/15/29 (d)       1,085,843
  1,750,000     Navistar Financial Corp. Owner Trust, Series
                  1999-A, Class A3, 5.950% due 4/15/03                 1,730,575
  1,425,000     Newcourt Equipment Trust Securities, Series
                  1998-1, Class A3, 5.240% due 12/20/02                1,407,900
    925,562     PBG Equipment Trust, Series 1A, Class A, 6.270%
                  due 1/20/12 (b)                                        901,849
  1,362,987     PMC Capital Limited Partnership, Series 1998-1,
                  Class A, 6.750% due 4/1/21 (b)(d)                    1,362,987
  1,062,712     PMC Capital SBA Loan-Backed Adjustable Rate
                  Certificate, Series 1997-1, Class A, 6.350%
                  due 9/15/23 (b)(d)                                   1,054,083
                SLM Student Loan Trust:
  2,155,184       Series 1995-1, Class A1, 5.831% due 4/25/04 (e)      2,147,770
  2,413,194       Series 1997-1, Class A1, 5.716% due 10/25/05 (e)     2,393,960
  1,338,320     SWB Loan-Backed Certificates, Series 1997-1,
                  Class A, 6.100% due 8/15/22 (b)(c)                   1,333,301
                TMS SBA Loan Trust:
    665,907       Series 1996-2, Class A, 5.623% due 4/15/24 (d)         664,242
  1,443,444       Series 1997-1, Class A, 5.541% due 1/15/25 (d)       1,429,010
  2,501,719     USAA Auto Loan Grantor Trust, Series 1991-1,
                  Class A, 6.100% due 2/15/06                          2,485,308
--------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES
                (Cost -- $41,492,775)                                 41,307,754
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(Continued)                 November 30, 1999
--------------------------------------------------------------------------------
 FACE
AMOUNT                            SECURITY                                 VALUE
================================================================================
U.S. TREASURY OBLIGATIONS -- 3.9%
$ 3,450,000     U.S. Treasury Notes, 5.875% due 11/30/01             $ 3,441,341
  2,792,648     U.S. Treasury Notes, 3.373% due 1/15/07                2,659,160
  1,032,090     U.S. Treasury Notes, 3.625% due 1/15/08                  994,357
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS
                (Cost -- $7,107,490)                                   7,094,858
================================================================================

CONTRACTS                         SECURITY                                 VALUE
================================================================================
OPTIONS PURCHASED -- 0.0%
     16,000     U.S. Treasury Notes, Call @ 100.25 Expire 10/31/01
                (Cost -- $42,500)                                          2,400
================================================================================

 FACE
AMOUNT                            SECURITY                                 VALUE
================================================================================
SHORT-TERM INVESTMENTS -- 5.0%
$ 9,150,000     Federal Home Loan Bank Discount Note, 5.610% due 12/1/99
                (Cost -- $9,150,000)                                   9,150,000
================================================================================
                TOTAL INVESTMENTS -- 100%
                (Cost -- $183,394,828*)                             $182,232,000
================================================================================
(a) Security is segregated by custodian for reverse repurchase agreements and/or futures contracts and options commitments.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Variable rate security -- rate resets monthly.
(d)  Variable rate security -- rate resets quarterly.
(e)  Variable rate security -- rate resets weekly.
 *   Aggregate cost for Federal income tax purposes is substantially the same.


Abbreviations used in the schedule:
--------------------------------------------------------------------------------
ARM   -- Adjustable Rate Mortgage
CD    -- Certificate of Deposit
CMO   -- Collateralized Mortgage Obligation
CMT   -- Constant Maturity Treasury
COFI  -- Cost of Funds Index for member institutions for the Federal Home Loan
         Bank of San Francisco
CPI   -- Consumer Price Index
IO    -- Interest Only
LIBOR -- London Interbank Overnight Rate
PAC   -- Planned Amortization Class
PO    -- Principal Only
SBA   -- Small Business Administration


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                November 30, 1999
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $183,394,828)                     $182,232,000
  Cash                                                                    6,999
  Receivable for Fund shares sold                                     1,839,750
  Interest receivable                                                 1,128,534
--------------------------------------------------------------------------------
  Total Assets                                                      185,207,283
--------------------------------------------------------------------------------
LIABILITIES:
  Reverse repurchase agreement (Note 6)                              35,952,000
  Dividends payable                                                      78,662
  Investment advisory fees payable                                       49,108
  Interest payable                                                       47,258
  Payable to broker - variation margin                                   27,328
  Administration fees payable                                            21,167
  Options written (Note 9)                                               17,360
  Accrued expenses                                                       28,156
--------------------------------------------------------------------------------
  Total Liabilities                                                  36,221,039
--------------------------------------------------------------------------------
Total Net Assets                                                   $148,986,244
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                       $     15,421
  Capital paid in excess of par value                               157,545,821
  Overdistributed net investment income                                (554,546)
  Accumulated net realized loss on security
    transactions and futures contracts                               (6,990,377)
  Net unrealized depreciation on investments,
    options and futures contracts                                    (1,030,075)
--------------------------------------------------------------------------------
Total Net Assets                                                   $148,986,244
================================================================================
Shares Outstanding:
  Class A                                                            11,280,306
  ------------------------------------------------------------------------------
  Class B                                                               349,547
  ------------------------------------------------------------------------------
  Class I                                                             3,790,859
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                          $9.65
  ------------------------------------------------------------------------------
  Class B *                                                               $9.64
  ------------------------------------------------------------------------------
  Class I (and redemption price)                                          $9.69
================================================================================
* Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           13

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
  Interest                                                          $ 4,555,633
  Less: Interest expense (Note 6)                                      (293,700)
--------------------------------------------------------------------------------
  Total Investment Income                                             4,261,933
--------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                            449,665
  Investment advisory fees (Note 2)                                     279,482
  Administration fees (Note 2)                                          139,741
  Audit and legal                                                        36,257
  Shareholder and system servicing fees                                  33,830
  Registration fees                                                      19,542
  Shareholder communication fees                                         17,881
  Trustees' fees                                                         10,166
  Custody                                                                 6,050
  Other                                                                   4,617
--------------------------------------------------------------------------------
  Total Expenses                                                        997,231
--------------------------------------------------------------------------------
Net Investment Income                                                 3,264,702
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
OPTIONS AND FUTURES CONTRACTS (NOTES 3, 9 AND 10):
  Realized Loss From:
    Security transactions (excluding short-term securities)            (222,546)
    Futures contracts                                                   (43,548)
--------------------------------------------------------------------------------
  Net Realized Loss                                                    (266,094)
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments,
  Options and Futures Contracts:
    Beginning of period                                                (373,687)
    End of period                                                    (1,030,075)
--------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                              (656,388)
--------------------------------------------------------------------------------
Net Loss on Investments, Options and Futures Contracts                 (922,482)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 2,342,220
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999 (unaudited)
and the Year Ended May 31, 1999
                                                November 30            May 31
================================================================================
OPERATIONS:
  Net investment income                       $   3,264,702       $   5,137,904
  Net realized gain (loss)                         (266,094)            429,844
  Increase in net unrealized depreciation          (656,388)           (903,701)
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations          2,342,220           4,664,047
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          (3,758,684)         (5,516,548)
  Capital                                                --            (383,140)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                (3,758,684)         (5,899,688)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares              383,455,101         470,397,864
  Net asset value of shares issued
    for reinvestment of dividends                 3,258,672           5,255,979
  Cost of shares reacquired                    (361,202,442)       (462,253,961)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                      25,511,331          13,399,882
--------------------------------------------------------------------------------
Increase in Net Assets                           24,094,867          12,164,241

NET ASSETS:
  Beginning of period                           124,891,377         112,727,136
--------------------------------------------------------------------------------
  End of period*                              $ 148,986,244       $ 124,891,377
================================================================================
* Includes overdistributed net investment
    income of:                                $    (554,546)      $     (60,564)
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           15

--------------------------------------------------------------------------------
Statement of Cash Flows (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999

CASH FLOWS USED BY OPERATING AND INVESTING ACTIVITIES:
  Interest received                                               $   4,363,857
  Operating expenses paid                                            (1,009,941)
  Sales of short-term securities, net                                 9,916,007
  Purchases of long-term securities                                (181,820,269)
  Proceeds from disposition of long-term securities and paydowns    122,933,739
  Payment from short sale transactions, net                             (48,099)
  Proceeds from options transactions, net                                 4,688
  Payment from futures transactions, net                                (43,548)
--------------------------------------------------------------------------------
  Net Cash Flows Used By Operating and Investing Activities         (45,703,566)
--------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
  Proceeds from shares sold                                         388,547,475
  Payments on shares redeemed                                      (369,050,249)
  Cash dividends paid to shareholders*                                 (472,648)
  Increase in reverse repurchase agreements outstanding              26,997,000
  Interest expense                                                     (327,051)
--------------------------------------------------------------------------------
  Net Cash Flows Provided By Financing Activities                    45,694,527
--------------------------------------------------------------------------------
Net Decrease in Cash                                                     (9,039)
Cash -- Beginning of Period                                              16,038
--------------------------------------------------------------------------------
Cash -- End of Period                                             $       6,999
--------------------------------------------------------------------------------
RECONCILIATION OF INCREASE IN NET ASSETS FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING
AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                            $   2,342,220
--------------------------------------------------------------------------------
  Increase in investments                                           (44,351,066)
  Decrease in variation margin                                           29,625
  Increase in interest receivable                                      (485,524)
  Decrease in other assets                                               37,585
  Decrease in payable for securities purchased                       (3,574,756)
  Decrease in accrued expenses and other payables                         4,650
  Interest expense                                                      293,700
--------------------------------------------------------------------------------
  Total Adjustments                                                 (48,045,786)
--------------------------------------------------------------------------------
Net Cash Flows Used By Operating and Investing Activities         $ (45,703,566)
================================================================================
* Exclusive of dividend reinvestment of $3,258,672.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1.   Significant Accounting Policies

The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $24,208 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Investment Advisory Agreement,
     Administration Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
SSBC has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-today portfolio operations and investment decisions for the Fund. SSBC pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Effective October 1999, Smith Barney Private Trust Company, another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services became the Fund's sub-transfer agent. During the period October 1, 1999 through November 30, 1999, the Fund paid transfer agent fees of $9,239 to Smith Barney Private Trust Company.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. For the six months ended November 30, 1999, CDSCs paid to SSB or CFBDS for Class B shares were approximately $7,000.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A and B shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the six months ended November 30, 1999, total Distribution Plan fees incurred were:

                                          Class A      Class B     Class I
================================================================================
Distribution Plan Fees                   $403,603       $8,880     $37,182
================================================================================

All officers and one Trustee of the Fund are employees of SSB.

--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
3.  Investments

During the six months ended November 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

================================================================================
Purchases                                                          $178,245,513
--------------------------------------------------------------------------------
Sales                                                               107,004,682
================================================================================

At November 30, 1999, aggregate gross unrealized appreciation and de preciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $   141,299
Gross unrealized depreciation                                        (1,304,127)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(1,162,828)
================================================================================

4.  Cash Flow Information

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion of income recognized on investment securities.

5.  Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts equal to the repurchase price.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.

At November 30, 1999, the Fund had the following reverse repurchase agreements outstanding:

 FACE
AMOUNT                                SECURITY                             VALUE
================================================================================
$ 3,504,000     Reverse Repurchase Agreement with Morgan
                  Stanley Securities, dated 11/18/99 bearing
                  5.550% to be repurchased at $3,519,125 on
                  12/16/99, collateralized by: $1,458,911
                  FNMA Fifteen Year, 8.000% due 8/1/09;
                  $2,758,412 FHLMC Gold, 5.500% due 4/1/09           $ 3,504,000
 32,448,000     Reverse Repurchase Agreement with Morgan
                  Stanley Securities, dated 11/23/99 bearing
                  5.580% to be repurchased at $32,598,883 on
                  12/23/99, collateralized by: $6,019,671 FHLMC
                  Thirty Year CMT ARM, 6.963% due 7/1/27;
                  $6,897,762 FHLMC Thirty Year CMT ARM, 6.958%
                  due 12/1/26; $5,398,531 FNMA One Year ARM,
                  5.830% due 4/1/29; $5,010,740 FHLMC
                  Thirty Year CMT ARM, 6.759% due 1/1/28;
                  $6,065,965 FNMA One Year ARM, 7.239% due
                  7.239% due 7/1/24; $4,083,044 FHLMC
                  Multi ARM, 5.945% due 7/1/01                        32,448,000
--------------------------------------------------------------------------------
                TOTAL REVERSE REPURCHASE AGREEMENTS                  $35,952,000
================================================================================

During the six months ended November 30, 1999, the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:

================================================================================
Maximum amount outstanding                                           $39,034,494
--------------------------------------------------------------------------------
Average amount outstanding                                           $12,500,642
================================================================================

Interest rates ranged from 4.50% to 5.58% during the year. Total market value of the collateral for the reverse repurchase agreements is $37,693,036.

Interest expense for the six months ended November 30, 1999 on borrowings by the Fund under reverse repurchase agreements totalled $293,700.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At November 30, 1999, the Fund had no open dollar roll transactions.

8. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 1999, the Fund did not hold any TBA securities.

9. Options Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At November 30, 1999, the Fund had one purchased call option contract with a total cost of $42,500.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the six months ended November 30, 1999:

                                                                    Number
                                                                      of
                                                                  Contracts  Premiums
=====================================================================================
Options written during the six months ended November 30, 1999       40,000   $ 47,188
Options cancelled in closing purchase transactions                      --         --
Options exercised                                                       --         --
-------------------------------------------------------------------------------------
Options written, outstanding at November 30, 1999                   40,000   $ 47,188
-----================================================================================

The following table represents the covered call option written contracts open at November 30, 1999:

Number                                                    Strike
of Contracts    Security                    Expiration     Price     Value
================================================================================
40,000          U.S. Treasury Note 6.000%
                (Premium -- $47,188)          8/15/09     $100.43   $(17,360)
================================================================================


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
10. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At November 30, 1999, the Fund had the following open futures contracts:

                      Expiration    # of       Basis       Market    Unrealized
                      Month/Year  Contracts    Value       Value     Gain (Loss)
================================================================================
Futures contracts to sell:
  U.S. 5 Year Note         12/99     35      $3,793,011  $3,757,578   $ 35,433
  U.S. 5 Year Note          3/00     26       2,580,500   2,573,594      6,906
  U.S. 10 Year Note        12/99     21       2,288,016   2,295,243     (7,227)
  U.S. 10 Year Note         3/00     60       5,916,876   5,849,063     67,813
--------------------------------------------------------------------------------
Net Unrealized Gain                                                   $102,925
================================================================================

11. Capital Loss Carryforward

At May 31, 1999, the Fund had, for Federal income tax purposes, approximately $6,629,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on May 31 of the year indicated:

                                                      2003      2004      2005
================================================================================
Carryforward Amounts                              $5,203,000  $570,000  $856,000
================================================================================


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
12. Shares of Beneficial Interest

At November 30, 1999, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

At November 30, 1999, total paid-in capital amounted to the following for each class:

                                          Class A       Class B       Class I
================================================================================
Total Paid-in Capital                   $117,001,822   $3,483,624   $37,075,796
================================================================================

Transactions in shares of each class were as follows:

                                  Six Months Ended                   Year Ended
                                  November 30, 1999                 May 31, 1999
                            -----------------------------    ----------------------------
                               Shares           Amount         Shares           Amount
=========================================================================================
Class A
Shares sold                  35,864,071   $   347,606,749    44,516,338   $   436,543,260
Shares issued on
 reinvestment                   255,003         2,469,237       486,309         4,768,104
Shares reacquired           (34,856,751)     (337,788,713)  (45,910,688)     (450,211,538)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)       1,262,323   $    12,287,273      (908,041)  $    (8,900,174)
=========================================================================================
Class B
Shares sold                     228,751   $     2,211,801       182,530   $     1,790,348
Shares issued on
 reinvestment                     5,688            54,976         9,608            94,027
Shares reacquired               (76,896)         (744,374)     (213,461)       (2,089,692)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)         157,543   $     1,522,403       (21,323)  $      (205,317)
=========================================================================================
Class I
Shares sold                   3,456,024   $    33,636,551     3,264,303   $    32,064,256
Shares issued on
 reinvestment                    75,594           734,459        40,183           393,848
Shares reacquired            (2,327,283)      (22,669,355)   (1,014,615)       (9,952,731)
-----------------------------------------------------------------------------------------
Net Increase                  1,204,335   $    11,701,655     2,289,871   $    22,505,373
=========================================================================================


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:



Class A Shares              1999(1)(2)   1999(2)    1998      1997      1996     1995(2)
========================================================================================
Net Asset Value,
  Beginning of Period      $   9.75     $  9.86    $ 9.84    $ 9.84    $ 9.88    $  9.78
----------------------------------------------------------------------------------------
Income (Loss) From
 Operations:
  Net investment income        0.21        0.45      0.49      0.43      0.56       0.47
  Net realized and
   unrealized gain (loss)     (0.05)      (0.04)     0.04      0.08     (0.04)      0.13
----------------------------------------------------------------------------------------
Total Income From
 Operations                    0.16        0.41      0.53      0.51      0.52       0.60
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income       (0.26)      (0.49)    (0.50)    (0.46)    (0.56)     (0.49)
  Net realized gains             --          --        --        --        --      (0.01)
  Capital                        --       (0.03)    (0.01)    (0.05)       --         --
----------------------------------------------------------------------------------------
Total Distributions           (0.26)      (0.52)    (0.51)    (0.51)    (0.56)     (0.50)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                    $   9.65     $  9.75    $ 9.86    $ 9.84    $ 9.84    $  9.88
----------------------------------------------------------------------------------------
Total Return                   1.66%++     4.25%     5.57%     5.31%     5.48%      6.39%
----------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions) $    109     $    98    $  108    $  124    $  156    $   174
----------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
  Net investment income        4.56%+      4.55%     4.94%     4.42%     5.66%      4.94%
  Interest expense             0.42+       1.80      1.77      1.40      1.52       0.87
  Other expenses               1.52+       1.52      1.57      1.69      1.58       1.60
----------------------------------------------------------------------------------------
Portfolio Turnover Rate          71%        155%      242%      288%      273%       524%
========================================================================================

(1)  For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:


Class B Shares              1999(1)(2)   1999(2)    1998      1997      1996     1995(2)
========================================================================================
Net Asset Value,
  Beginning of Period      $   9.74     $  9.84    $ 9.82    $ 9.84    $ 9.88    $  9.78
----------------------------------------------------------------------------------------
Income (Loss) From
 Operations:
  Net investment income        0.22        0.45      0.49      0.39      0.56       0.47
  Net realized and
   unrealized
   gain (loss)                (0.06)      (0.04)     0.04      0.10     (0.04)      0.13
----------------------------------------------------------------------------------------
Total Income From
 Operations                    0.16        0.41      0.53      0.49      0.52       0.60
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income       (0.26)      (0.48)    (0.50)    (0.46)    (0.56)     (0.49)
  Net realized gains             --          --        --        --        --      (0.01)
  Capital                        --       (0.03)    (0.01)    (0.05)       --         --
----------------------------------------------------------------------------------------
Total Distributions           (0.26)      (0.51)    (0.51)    (0.51)    (0.56)     (0.50)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                    $   9.64     $  9.74    $ 9.84    $ 9.82    $ 9.84    $  9.88
----------------------------------------------------------------------------------------
Total Return                   1.66%++     4.30%     5.56%     5.10%     5.48%      6.39%
----------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)     $  3,369     $ 1,871    $2,099    $3,406    $5,712    $ 4,521
----------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
  Net investment income        4.58%+      4.55%     5.03%     4.32%     5.64%      4.92%
  Interest expense             0.42+       1.80      1.77      1.40      1.52       0.87
  Other expenses               1.64+       1.54      1.63      1.71      1.60       1.63
----------------------------------------------------------------------------------------
Portfolio Turnover Rate          71%        155%      242%      288%      273%       524%
========================================================================================

(1)  For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout the year ended May 31, except where noted:


Class I Shares                       1999(1)(2)     1999(2)     1998       1997(3)
===================================================================================
Net Asset Value, Beginning of
 Period                              $   9.78       $  9.87     $ 9.85     $   9.79
-----------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                  0.25          0.45       0.55         0.10
  Net realized and unrealized gain
   (loss)                               (0.06)         0.03       0.04         0.02
-----------------------------------------------------------------------------------
Total Income From Operations             0.19          0.48       0.59         0.12
-----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.28)        (0.54)     (0.56)       (0.06)
  Capital                                  --         (0.03)     (0.01)       (0.00)*
-----------------------------------------------------------------------------------
Total Distributions                     (0.28)        (0.57)     (0.57)       (0.06)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period       $   9.69       $  9.78     $ 9.87     $   9.85
-----------------------------------------------------------------------------------
Total Return                             2.00%++       4.99%      6.12%        1.20%++
-----------------------------------------------------------------------------------
Net Assets, End of Period (000s)     $ 36,737       $25,298     $2,928     $  2,416
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income                  5.09%+        4.90%      5.45%        5.60%+
  Interest expense                       0.42+         1.80       1.77         1.40+
  Other expenses                         1.07+         1.03       1.07         1.10+
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                    71%          155%       242%         288%
===================================================================================

(1)  For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from April 18, 1997 (inception date) to May 31, 1997.
*    Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           27

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[LOGO OF SALOMON SMITH BARNEY]


Trustees

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator
SSB Citi Fund Management LLC

Sub-Investment Adviser
BlackRock Financial
Management Inc.
345 Park Avenue
New York, New York 10154

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Government Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the FundOs investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Adjustable Rate
Government Income Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds